Related parties (Details) R$ in Thousands, $ in Thousands			6 Months Ended
		Dec. 20, 2017 USD ($)	Jun. 30, 2018 BRL (R$) Installment Bond RiverBarges	Jun. 30, 2018 USD ($) Installment Bond RiverBarges	Jun. 30, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$)
Accounts receivable and payables [Abstract]
Assets			R$ 15,822			R$ 14,518
Liabilities			70,017			82,788
IPO transaction, services fee			R$ 15,987		R$ 7,680
Non-compete fee | $		$ 8,500
Number of installments | Installment			24	24
Other related-party transactions [Abstract]
Revenues			R$ 17		202
Trade accounts receivable			1,236			1,189
Cost			162		1,784
Trade accounts payable			898			2,087
Interest expense and restatement of loans and debentures [Abstract]
Financial expenses			139,480		324,152
Key management personnel compensation [Abstract]
Salaries and social security charges			5,697		3,754
Bonuses and social security charges			0		6,218
Total compensation			5,697		9,972
Attend Ambiental [Member]
Accounts receivable and payables [Abstract]
Assets			12,253			10,960
Other related-party transactions [Abstract]
Revenues			17		9
Trade accounts receivable			19			12
Cost			162		1,771
Trade accounts payable			860			2,045
Subsidiaries - Other [Member]
Accounts receivable and payables [Abstract]
Assets			3,569			3,558
Hulshof Participacoes Ltda [Member]
Accounts receivable and payables [Abstract]
Liabilities	[1]		20,797			37,349
IPO transaction, services fee | $		6,500
Non-compete fee | $		5,950
Wilson Quintella Filho [Member]
Accounts receivable and payables [Abstract]
Liabilities	[1]		8,913			7,220
Non-compete fee | $		$ 2,550
Angra Infra FIP [Member]
Accounts receivable and payables [Abstract]
Liabilities	[2]		40,266			37,884
Other [Member]
Accounts receivable and payables [Abstract]
Liabilities			41			335
Other related-party transactions [Abstract]
Revenues			0		18
Trade accounts receivable			137			34
Terrestre Ambiental Ltda. [Member]
Other related-party transactions [Abstract]
Cost			0		13
Trade accounts payable			4			8
Logistica Ambiental de Sao Paulo-Loga [Member]
Other related-party transactions [Abstract]
Revenues			0		175
Trade accounts receivable			1,080			1,143
Cost			0		0
Trade accounts payable			34			34
Debentures [Member]
Interest expense and restatement of loans and debentures [Abstract]
Financial expenses			(15,197)		(65,114)
Debentures			265,195			419,236
Private Debt Acknowledgment Instrument [Member]
Interest expense and restatement of loans and debentures [Abstract]
Financial expenses			(17,324)		R$ 0
Debentures			R$ 544,121			R$ 357,789
Banco ABC Brasil S.A [Member]
Guarantees to related parties [Abstract]
Number of surety bonds | Bond			16	16
Total amount of unconditional guarantor surety bonds			R$ 19,700
Number of river barges committed to construct | RiverBarges			16	16
Expiration date of unconditional guarantor surety bonds			Sep. 24, 2018	Sep. 24, 2018
CIFI [Member]
Guarantees to related parties [Abstract]
Total amount of unconditional guarantor surety bonds | $				$ 14,200
Expiration date of unconditional guarantor surety bonds			Jul. 15, 2024	Jul. 15, 2024
Total loan amount outstanding			R$ 40,800
Loga [Member]
Guarantees to related parties [Abstract]
Expiration date of unconditional guarantor surety bonds			May 15, 2020	May 15, 2020
Total loan amount outstanding			R$ 43,400
Maximum percentage of debentures guranteed			37.65%	37.65%

[1]	On December 20, 2017, the Company signed a non-compete agreement and other covenants, with Hulshof Participacoes ("Hulsholf") and Wilson Quintella Filho ("Wilson"). In such agreement, the Company agreed to pay Hulshof a fee amounting to US$ 6,500 in connection with the services provided to assist in the identification, structuring and implementation of the Transaction and IPO of the Company. Such amount was paid in 2018. The agreement also establishes a non-compete fee to be paid to Wilson and Hulshof of US$ 8,500 thousand (US$ 5,950 thousand Hulshof and US$ 2,550 thousand Wilson). The non-compete fee will be paid in 24 monthly instalments.
[2]	Refers to the put option exercised by Angra Infra FIP. Refer to Note 17.6.